Description of Organization and Business Operations - Additional Information (Detail) - USD ($)					9 Months Ended	12 Months Ended
	Jun. 17, 2021	Mar. 02, 2021	Feb. 25, 2021	Jan. 18, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of common stock						$ 0	$ 4,501,000
Common stock par or stated value per share							$ 0.0001
LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price		$ 10.00		$ 10.00
Proceeds from issuance of IPO					$ 275,000,000
Deferred underwriting commissions noncurrent		$ 9,625,000			9,625,000
Proceeds from issuance of private placement					8,000,000
Payment to acquire restricted investments		$ 275,000,000.0			$ 275,000,000
Restricted investments term		185 days		185 days
Percentage of public shares to be redeemed on non completion of business combination				100.00%	100.00%
Lock in period for redemption of public shares after closing of IPO				24 months	24 months
Dissolution Expense				$ 100,000	$ 100,000
Minimum share price of the residual assets remaining available for distribution				$ 10.00	$ 10.00
Amount available in operating bank account					$ 189,000
Working Capital					483,000
Proposed Business Combination [Member] | Longleaf Merger Sub, Inc and Local Bounti Corporation [Member] | Merger Agreement [Member] | LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock conversion basis	one
Common stock par or stated value per share	$ 0.0001
Proposed Business Combination [Member] | Longleaf Merger Sub, Inc and Local Bounti Corporation [Member] | Warrant Agreement [Member] | LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or right number of securites called by each warrant or right	1
Exercise price of warrant	$ 11.50
Sponsor [Member] | LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from unsecured and non-interest bearing promissory note					112,000
Due to related parties current					0
Founder Shares [Member] | Sponsor [Member] | LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of common stock					$ 25,000
Minimum [Member] | LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of fair market value of target business to asset held in trust account				80.00%	80.00%
Net tangible assets required for consummation of business combination				$ 5,000,001	$ 5,000,001
Percentage of redeeming shares of public shares without the company's prior written consent				15.00%	15.00%
Minimum [Member] | Longleaf Merger Sub, Inc and Local Bounti Corporation [Member] | LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of voting interests acquired				50.00%
Minimum [Member] | Definitive Agreement of Initial Business Combination [Member] | LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of voting interests acquired					50.00%
Private Placement Warrants [Member] | LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Offering costs		$ 11,000
Class of warrants and rights issued during the period		5,333,333		4,866,667
Class of warrants and rights issued, price per warrant		$ 1.50		$ 1.50
Proceeds from issuance of private placement		$ 8,000,000.0		$ 7,300,000
Exercise price of warrant				$ 0.10	$ 0.10
IPO [Member] | LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares			3,600,000	3,600,000
Offering costs		15,800,000
Deferred underwriting commissions noncurrent		$ 9,600,000		$ 8,400,000
Over-Allotment Option [Member] | LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares		3,500,000
Deferred underwriting commissions noncurrent				$ 9,700,000
Over-Allotment Option [Member] | Private Placement Warrants [Member] | LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period				5,346,667
Proceeds from issuance of private placement				$ 8,000,000.0
Class A Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of IPO					$ 275,000,000
Stock conversion basis		one-fifth of one		one-fifth of one
Common stock par or stated value per share				$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Private Placement Warrants [Member] | LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or right number of securites called by each warrant or right				1	1
Exercise price of warrant				$ 11.50	$ 11.50
Class A Ordinary Shares [Member] | IPO [Member] | LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares		27,500,000		24,000,000
Share price		$ 10.00		$ 10.00
Proceeds from issuance of IPO		$ 275,000,000.0
Class A Ordinary Shares [Member] | Over-Allotment Option [Member] | LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares		3,500,000		27,600,000
Public Shares [Member] | LEO HOLDINGS III CORP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price				$ 10.00	$ 10.00